May 2, 2016

American United Life Insurance Company
One American Square
P.O. Box 368
Indianapolis, IN  46206-0368

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:          AUL American Individual Variable Annuity Unit Trust
File No.  333-141415 (Voyage Protector)

Dear Sir or Madam:

This is to certify that the most recent amendment to the Registration Statement of the AUL American Individual Variable Annuity Unit Trust's Voyage Protector Contract, File No. 333-141415, was filed electronically and that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 under the Securities Act of 1933 do not differ from those contained in the most recent amendment to the Registration Statement.

No fees are required in connection with this filing.  Please call me at (317) 285-1213 with any questions or comments regarding the attached.

Cordially,

/s/ Stephen L. Due
Stephen L. Due
Associate General Counsel
American United Life Insurance Company